Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Schedule of revenue

	2019	2018	2017
	USD	USD	USD

Revenue recognised under IFRS 16
Fixed consideration – leasing component	16,846,481	14,586,315	62,995

Revenue recognised under IFRS 15
Fixed consideration – service component	7,112,959	6,158,667	26,598
Ancillary services	20,125,934	15,094,286	-

	27,238,893	21,252,953	26,598

Total revenue	44,085,374	35,839,268	89,593

Schedule of operating lease commitments
	2019	2018	2017
	USD	USD	USD

Within one year	23,959,440	23,959,440	23,869,847
After one year but not more than 5 years	61,895,220	71,878,320	95,837,760

	85,854,660	95,837,760	119,707,607